Total Invested Assets and Related Net Investment Income (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Summary of financial assets

IFRS 9
Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL, FVOCI
Equity securities	FVTPL, FVOCI
Mortgages and loans	FVTPL, FVOCI, Amortized cost
Other financial invested assets	FVTPL
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2023		December 31, 2022
			(restated, see Note 2)
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,173	$13,173	$11,219	$11,219
Debt securities – FVTPL(1)	61,180	61,180	59,357	59,357
Debt securities – FVOCI	14,313	14,313	16,545	16,545
Equity securities – FVTPL	7,070	7,070	7,148	7,148
Equity securities – FVOCI	68	68
Mortgages and loans – FVTPL(2)	50,552	50,552	47,208	47,208
Mortgages and loans – FVOCI	1,948	1,948	1,804	1,804
Mortgages and loans – Amortized cost(3)	2,100	2,006	2,241	2,106
Derivative assets – FVTPL	2,183	2,183	2,095	2,095
Other financial invested assets (excluding CLOs) – FVTPL(4)	6,883	6,883	6,538	6,538
Other financial invested assets (CLOs) – FVTPL(7)	3,478	3,478	2,880	2,880
Total(5)	$162,948	$162,854	$157,035	$156,900
Financial liabilities
Investment contract liabilities – Amortized cost	$11,672	$11,672	$10,728	$10,728
Obligations for securities borrowing – FVTPL	223	223	73	73
Derivative liabilities – FVTPL	1,311	1,311	2,351	2,351
Other financial liabilities – Amortized cost(6)	2,449	2,348	1,996	1,852
Other financial liabilities (CLOs) – FVTPL(7)	3,247	3,247	2,816	2,688
Total(8)	$18,902	$18,801	$17,964	$17,692

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2023, $1,994 and $12 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2022 — $2,105 and $1, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $174,328 (December 31, 2022 — $168,789) includes Total financial assets in this table, Investment properties of $9,723 (December 31, 2022 — $10,102), and Other non-financial invested assets of $1,657 (December 31, 2022 — $1,652). Other non-financial invested assets consists of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages & loans at FVTPL	Mortgages & loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value		Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102		$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)		(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—		4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391		2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)		(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—		(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—		390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—		(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)		(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723		$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)		$(574)	$(18)	$(592)
December 31, 2022
(restated, see Note 2)
Beginning balance	$152	$53	$170		$12,251	$17	$3,650	$9,109		$25,402	$611	$26,013
Included in net income(1)(2)(3)	(23)	1	5		(3,086)	(15)	334	625		(2,159)	(32)	(2,191)
Included in OCI(2)	—	(12)	—		—	—	—	—		(12)	—	(12)
Purchases / Issuances	310	86	7		1,782	—	1,843	664		4,692	78	4,770
Sales / Payments	—	(2)	(16)		(506)	—	(313)	(430)		(1,267)	(6)	(1,273)
Settlements	(1)	—	—		—	—	(47)	—		(48)	(1)	(49)
Transfers into Level 3(4)	—	—	—		25	14	—	—		39	—	39
Transfers (out) of Level 3(4)(6)	(49)	(74)	—		(8,572)	—	—	—		(8,695)	—	(8,695)
Foreign currency translation(5)	5	—	5		160	—	88	134		392	(19)	373
Ending balance	$394	$52	$171		$2,054	$16	$5,555	$10,102	$—	$18,344	$631	$18,975
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(23)	$—	$—		$(3,089)	$(15)	$295	$612		$(2,220)	$(20)	$(2,240)

(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(486) for the year ended December 31, 2023, (December 31, 2022 — $667), net of amortization of leasing commissions and tenant inducements of $34 for the year ended December 31, 2023, (December 31, 2022 — $42). As at December 31, 2023, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Fair value change:
Cash, cash equivalents and short-term securities	$4
Debt securities	(15,846)
Equity securities	(1,167)
Mortgages and loans	(8,909)
Derivative investments	(2,148)
Other financial invested assets	129
Other liabilities – obligations for securities borrowing	15
Total change in fair value of assets and liabilities recognized in income	(27,922)
Fair value changes on investment properties	667
Foreign exchange gains (losses)(1)	573
Realized gains (losses) on property and equipment(2)	100
Fair value and foreign currency changes on assets and liabilities(3)	$(26,582)

(1)    Primarily arises from the translation of foreign currency denominated FVOCI monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2)    In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022.
(3)    Net investment income (loss) on our Consolidated Statements of Operations of $(20,580) for the year ended December 31, 2022 includes Fair value and foreign currency changes on assets and liabilities in this table of $(26,582) and Total interest and other investment income of $6,002.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2023	2022
Cash	$2,001	$3,068
Cash equivalents	9,169	6,310
Short-term securities	2,003	1,841
Cash, cash equivalents and short-term securities	13,173	11,219
Less: Bank overdraft, recorded in Other liabilities	—	6
Net cash, cash equivalents and short-term securities	$13,173	$11,213
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$30,180	$4,339	$34,519	$26,613	$6,064	$32,677
United States	20,111	6,266	26,377	20,274	6,196	26,470
United Kingdom	1,224	517	1,741	2,760	737	3,497
Other	9,665	3,191	12,856	9,710	3,548	13,258
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2023		2022
				(restated, see Note 2)
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$5,161	$849	$6,010	$3,696	$1,915	$5,611
Canadian provincial and municipal government	13,694	557	14,251	12,612	1,053	13,665
U.S. government and agency	712	658	1,370	759	778	1,537
Other foreign government	3,329	473	3,802	3,755	869	4,624
Total government issued or guaranteed debt securities	22,896	2,537	25,433	20,822	4,615	25,437
Corporate debt securities by industry sector:
Financials	8,171	2,889	11,060	8,232	3,123	11,355
Utilities	6,244	815	7,059	5,884	792	6,676
Industrials	4,510	979	5,489	4,533	1,042	5,575
Energy	2,793	479	3,272	2,978	364	3,342
Communication services	2,727	422	3,149	2,861	468	3,329
Real estate	1,987	538	2,525	1,865	641	2,506
Health care	1,625	413	2,038	1,618	416	2,034
Consumer staples	1,490	315	1,805	1,634	344	1,978
Consumer discretionary	950	776	1,726	1,085	751	1,836
Information technology	730	174	904	1,095	289	1,384
Materials	922	180	1,102	1,077	218	1,295
Total corporate debt securities	32,149	7,980	40,129	32,862	8,448	41,310
Asset-backed securities	6,135	3,796	9,931	5,673	3,482	9,155
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.

As at December 31, 2022 (restated, see Note 2)	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,455	$1,364	$—	$—	$2,819
Office	1,603	1,411	—	—	3,014
Multi-family residential	3,869	1,145	—	—	5,014
Industrial	1,669	996	—	—	2,665
Other	767	113	29	—	909
Total mortgages(1)	$9,363	$5,029	$29	$—	$14,421
Loans	$12,433	$15,468	$3,979	$4,952	$36,832
Total mortgages and loans	$21,796	$20,497	$4,008	$4,952	$51,253

(1)    $4,035 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2023			2022
				(restated, see Note 2)
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,697	$3,079	$4,776	$1,629	$2,131	$3,760
Due in years 2-5	8,763	6,272	15,035	8,983	7,908	16,891
Due in years 6-10	9,513	2,199	11,712	9,488	3,370	12,858
Due after 10 years	41,207	2,763	43,970	39,257	3,136	42,393
Total debt securities	$61,180	$14,313	$75,493	$59,357	$16,545	$75,902

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2023				2022
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$852	$58	$171	$1,081	$1,009	$251	$78	$1,338
Due in years 2-5	5,605	222	1,129	6,956	4,631	266	1,152	6,049
Due in years 6-10	3,510	8	495	4,013	4,068	11	711	4,790
Due after 10 years	2,093	3	—	2,096	2,244	—	—	2,244
Total mortgages	$12,060	$291	$1,795	$14,146	$11,952	$528	$1,941	$14,421

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2023				2022
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,285	$257	$126	$2,668	$2,464	$178	$156	$2,798
Due in years 2-5	6,768	966	163	7,897	6,028	789	125	6,942
Due in years 6-10	9,177	401	27	9,605	7,797	288	19	8,104
Due after 10 years	20,262	33	—	20,295	18,967	21	—	18,988
Total loans	$38,492	$1,657	$316	$40,465	$35,256	$1,276	$300	$36,832

Summary of financial liabilities
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2023		December 31, 2022
			(restated, see Note 2)
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,173	$13,173	$11,219	$11,219
Debt securities – FVTPL(1)	61,180	61,180	59,357	59,357
Debt securities – FVOCI	14,313	14,313	16,545	16,545
Equity securities – FVTPL	7,070	7,070	7,148	7,148
Equity securities – FVOCI	68	68
Mortgages and loans – FVTPL(2)	50,552	50,552	47,208	47,208
Mortgages and loans – FVOCI	1,948	1,948	1,804	1,804
Mortgages and loans – Amortized cost(3)	2,100	2,006	2,241	2,106
Derivative assets – FVTPL	2,183	2,183	2,095	2,095
Other financial invested assets (excluding CLOs) – FVTPL(4)	6,883	6,883	6,538	6,538
Other financial invested assets (CLOs) – FVTPL(7)	3,478	3,478	2,880	2,880
Total(5)	$162,948	$162,854	$157,035	$156,900
Financial liabilities
Investment contract liabilities – Amortized cost	$11,672	$11,672	$10,728	$10,728
Obligations for securities borrowing – FVTPL	223	223	73	73
Derivative liabilities – FVTPL	1,311	1,311	2,351	2,351
Other financial liabilities – Amortized cost(6)	2,449	2,348	1,996	1,852
Other financial liabilities (CLOs) – FVTPL(7)	3,247	3,247	2,816	2,688
Total(8)	$18,902	$18,801	$17,964	$17,692

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2023, $1,994 and $12 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2022 — $2,105 and $1, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $174,328 (December 31, 2022 — $168,789) includes Total financial assets in this table, Investment properties of $9,723 (December 31, 2022 — $10,102), and Other non-financial invested assets of $1,657 (December 31, 2022 — $1,652). Other non-financial invested assets consists of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).

Schedule of liabilities carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2023				December 31, 2022
					(restated, see Note 2)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$12,316	$857	$—	$13,173	$10,622	$597	$—	$11,219
Debt securities – FVTPL	564	60,214	402	61,180	650	58,313	394	59,357
Debt securities – FVOCI	651	13,475	187	14,313	772	15,721	52	16,545
Equity securities – FVTPL	4,220	2,737	113	7,070	4,133	2,844	171	7,148
Equity securities – FVOCI	—	—	68	68
Mortgages and loans – FVTPL(1)	—	48,496	2,056	50,552	—	45,154	2,054	47,208
Mortgages and loans – FVOCI(1)	—	1,948	—	1,948	—	1,788	16	1,804
Derivative assets – FVTPL	23	2,160	—	2,183	37	2,058	—	2,095
Other financial invested assets (excluding CLOs) – FVTPL(2)	608	201	6,074	6,883	789	194	5,555	6,538
Other financial invested assets (CLOs) – FVTPL(3)	—	3,478	—	3,478	—	2,880	—	2,880
Investment properties – FVTPL	—	—	9,723	9,723	—	—	10,102	10,102
Total invested assets measured at fair value	$18,382	$133,566	$18,623	$170,571	$17,003	$129,549	$18,344	$164,896
Investments for account of segregated fund holders – FVTPL	16,614	111,497	341	128,452	23,933	100,728	631	125,292
Total assets measured at fair value	$34,996	$245,063	$18,964	$299,023	$40,936	$230,277	$18,975	$290,188
Liabilities
Obligations for securities borrowing – FVTPL	$3	$220	$—	$223	$—	$73	$—	$73
Derivative liabilities – FVTPL	10	1,301	—	1,311	10	2,341	—	2,351
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	109,411	109,411	—	—	102,153	102,153
Other financial liabilities (CLOs) – FVTPL(3)	—	3,247	—	3,247	—	2,688	—	2,688
Total liabilities measured at fair value	$13	$4,768	$109,411	$114,192	$10	$5,102	$102,153	$107,265

(1)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
(2)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(3)    For details on CLOs, refer to Note 5.A.i.
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Fair value change:
Cash, cash equivalents and short-term securities	$4
Debt securities	(15,846)
Equity securities	(1,167)
Mortgages and loans	(8,909)
Derivative investments	(2,148)
Other financial invested assets	129
Other liabilities – obligations for securities borrowing	15
Total change in fair value of assets and liabilities recognized in income	(27,922)
Fair value changes on investment properties	667
Foreign exchange gains (losses)(1)	573
Realized gains (losses) on property and equipment(2)	100
Fair value and foreign currency changes on assets and liabilities(3)	$(26,582)

(1)    Primarily arises from the translation of foreign currency denominated FVOCI monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2)    In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022.
(3)    Net investment income (loss) on our Consolidated Statements of Operations of $(20,580) for the year ended December 31, 2022 includes Fair value and foreign currency changes on assets and liabilities in this table of $(26,582) and Total interest and other investment income of $6,002.

Schedule of assets carried at fair value
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2023				December 31, 2022
					(restated, see Note 2)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$12,316	$857	$—	$13,173	$10,622	$597	$—	$11,219
Debt securities – FVTPL	564	60,214	402	61,180	650	58,313	394	59,357
Debt securities – FVOCI	651	13,475	187	14,313	772	15,721	52	16,545
Equity securities – FVTPL	4,220	2,737	113	7,070	4,133	2,844	171	7,148
Equity securities – FVOCI	—	—	68	68
Mortgages and loans – FVTPL(1)	—	48,496	2,056	50,552	—	45,154	2,054	47,208
Mortgages and loans – FVOCI(1)	—	1,948	—	1,948	—	1,788	16	1,804
Derivative assets – FVTPL	23	2,160	—	2,183	37	2,058	—	2,095
Other financial invested assets (excluding CLOs) – FVTPL(2)	608	201	6,074	6,883	789	194	5,555	6,538
Other financial invested assets (CLOs) – FVTPL(3)	—	3,478	—	3,478	—	2,880	—	2,880
Investment properties – FVTPL	—	—	9,723	9,723	—	—	10,102	10,102
Total invested assets measured at fair value	$18,382	$133,566	$18,623	$170,571	$17,003	$129,549	$18,344	$164,896
Investments for account of segregated fund holders – FVTPL	16,614	111,497	341	128,452	23,933	100,728	631	125,292
Total assets measured at fair value	$34,996	$245,063	$18,964	$299,023	$40,936	$230,277	$18,975	$290,188
Liabilities
Obligations for securities borrowing – FVTPL	$3	$220	$—	$223	$—	$73	$—	$73
Derivative liabilities – FVTPL	10	1,301	—	1,311	10	2,341	—	2,351
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	109,411	109,411	—	—	102,153	102,153
Other financial liabilities (CLOs) – FVTPL(3)	—	3,247	—	3,247	—	2,688	—	2,688
Total liabilities measured at fair value	$13	$4,768	$109,411	$114,192	$10	$5,102	$102,153	$107,265

(1)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
(2)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(3)    For details on CLOs, refer to Note 5.A.i.

Debt securities at FVTPL consist of the following:

As at	December 31, 2023				December 31, 2022
					(restated, see Note 2)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$5,147	$14	$5,161	$—	$3,684	$12	$3,696
Canadian provincial and municipal government	—	13,694	—	13,694	—	12,612	—	12,612
U.S. government and agency	564	148	—	712	650	109	—	759
Other foreign government	—	3,329	—	3,329	—	3,755	—	3,755
Corporate	—	31,809	340	32,149	—	32,566	296	32,862
Asset-backed securities:
Commercial mortgage-backed securities	—	2,029	5	2,034	—	1,856	56	1,912
Residential mortgage-backed securities	—	2,335	—	2,335	—	2,323	—	2,323
Collateralized debt obligations	—	188	—	188	—	189	—	189
Other	—	1,535	43	1,578	—	1,219	30	1,249
Total debt securities at FVTPL	$564	$60,214	$402	$61,180	$650	$58,313	$394	$59,357
Debt securities at FVOCI consist of the following:

As at	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$849	$—	$849	$—	$1,915	$—	$1,915
Canadian provincial and municipal government	—	557	—	557	—	1,053	—	1,053
U.S. government and agency	651	7	—	658	772	6	—	778
Other foreign government	—	462	11	473	—	858	11	869
Corporate	—	7,905	75	7,980	—	8,415	33	8,448
Asset-backed securities:
Commercial mortgage-backed securities	—	1,017	—	1,017	—	965	—	965
Residential mortgage-backed securities	—	944	—	944	—	722	—	722
Collateralized debt obligations	—	767	13	780	—	857	—	857
Other	—	967	88	1,055	—	930	8	938
Total debt securities at FVOCI	$651	$13,475	$187	$14,313	$772	$15,721	$52	$16,545

Mortgages and loans at FVTPL consist of the following:

As at	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$2,524	$12	$2,536	$—	$2,764	$15	$2,779
Office	—	2,717	—	2,717	—	2,958	—	2,958
Multi-family residential	—	2,986	—	2,986	—	2,915	—	2,915
Industrial	—	2,804	—	2,804	—	2,482	—	2,482
Other	—	1,017	—	1,017	—	818	—	818
Corporate loans	—	36,448	2,044	38,492	—	33,217	2,039	35,256
Total mortgages and loans at FVTPL	$—	$48,496	$2,056	$50,552	$—	$45,154	$2,054	$47,208

Mortgages and loans at FVOCI consist of the following:

As at	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$22	$—	$22	$—	$40	$—	$40
Office	—	37	—	37	—	51	—	51
Multi-family residential	—	83	—	83	—	197	—	197
Industrial	—	149	—	149	—	178	—	178
Other	—	—	—	—	—	62	—	62
Corporate loans	—	1,657	—	1,657	—	1,260	16	1,276
Total mortgages and loans at FVOCI	$—	$1,948	$—	$1,948	$—	$1,788	$16	$1,804

Schedule of interest and other investment income

For the year ended December 31, 2023	Financial Instruments at Amortized Cost	Financial Instruments at FVOCI	Financial Instruments at FVTPL	Total
Interest income (expense):
Cash, cash equivalents and short-term investments			$473	$473
Debt securities		563	2,663	3,226
Mortgages and loans	74	103	2,503	2,680
Derivative investments			69	69
Other financial invested assets		1	247	248
Other financial liabilities	(154)		(217)	(371)
Total interest income (expense)	(80)	667	5,738	6,325
Dividend & other investment income:
Equity securities		—	212	212
Other financial invested assets		—	226	226
Total dividend & other investment income		—	438	438
Net realized and unrealized gains (losses):
Cash, cash equivalents and short-term investments			—	—
Debt securities		463	2,555	3,018
Equity securities		(1)	397	396
Mortgages and loans		40	1,573	1,613
Derivative investments			933	933
Other financial invested assets		160	(249)	(89)
Other financial liabilities			25	25
Total net realized and unrealized gains (losses)		662	5,234	5,896
Provision for credit losses	(2)	(12)	—	(14)
Net investment income (loss) from financial instruments	$(82)	$1,317	$11,410	$12,645
Net Investment income (loss) from non-financial instruments:
Investment properties rental income				$649
Investment properties expenses				(270)
Investment expenses and taxes				(283)
Fair value changes on investment properties				(486)
Other investment income (loss)				49
Foreign exchange gains (losses)				(126)
Net investment income (loss) from non-financial instruments				$(467)
Total Net investment income (loss)				$12,178
Net investment income (loss) recognized in income				$11,586
Net investment income (loss) recognized in OCI				$592
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Interest income:
Cash, cash equivalents and short-term securities	$166
Debt securities – FVTPL	2,596
Debt securities – FVOCI	341
Mortgages and loans	2,234
Derivative investments	115
Total interest income	5,452
Equity securities	244
Investment properties rental income(1)	593
Investment properties expenses	(248)
Other income	218
Investment expenses and taxes	(257)
Total interest and other investment income	$6,002

(1)    Includes operating lease rental income from investment properties.
Net investment result excluding result for account of segregated fund holders consists of the following:

For the year ended December 31, 2023	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income			$10,211	$1,375	$11,586
Net investment income (loss) recognized in OCI			171	421	592
Total net investment income (loss)			10,382	1,796	12,178
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,484)	156	(4,328)		(4,328)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(1,985)	(91)	(2,076)		(2,076)
Application of risk mitigation option(1)	104	—	104		104
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)(2)	(3,425)	—	(3,425)		(3,425)
Foreign exchange gains (losses)	(22)	(1)	(23)		(23)
Other	137	(5)	132		132
Total insurance finance income (expenses) recognized in income	(9,675)	59	(9,616)		(9,616)
Decrease (increase) in investment contract liabilities				(331)	(331)
Net investment result			$766	$1,465	$2,231
Net investment result recognized in net income			$595	$1,044	$1,639
Net investment result recognized in OCI			$171	$421	$592

For the year ended December 31, 2022	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss) (restated, see Note 2):
Net investment income (loss) recognized in net income			$(21,118)	$538	$(20,580)
Net investment income (loss) recognized in OCI			(481)	(1,449)	(1,930)
Total net investment income (loss) (restated, see Note 2)			(21,599)	(911)	(22,510)
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(2,205)	13	(2,192)		(2,192)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	18,618	(455)	18,163		18,163
Application of risk mitigation option(1)	688	—	688		688
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)(2)	5,487	—	5,487		5,487
Foreign exchange gains (losses)	(2)	7	5		5
Other	9	(5)	4		4
Total insurance finance income (expenses) recognized in income	22,595	(440)	22,155		22,155
Decrease (increase) in investment contract liabilities				(152)	(152)
Net investment result			$556	$(1,063)	$(507)
Net investment result recognized in net income			$1,037	$386	$1,423
Net investment result recognized in OCI			$(481)	$(1,449)	$(1,930)

(1)    Changes in our share of the fair value of underlying items and FCF arising from changes in the effect of financial risk that are mitigated by the use of derivatives and non derivative financial instruments are recognized in income rather than adjusting the CSM. These amounts are offset by changes in the fair value of the derivatives and non-derivative financial instruments included in Investment income. The amount above would have resulted in an adjustment to the CSM if it was recorded to the CSM.
(2)    These amounts are offset by changes in fair value of the underlying items included in Net investment income (loss).

Schedule of fair values of derivative assets and liabilities by type of hedge
The following table describes the fair value of derivatives held for risk management purposes by type of risk exposure.

As at December 31,	2023		2022
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts:
Designated in fair value hedges	$—	$—	$—	$—
Designed in cash flow hedges	—	—	—	—
Derivative investments	418	(667)	704	(1,138)
Total interest rate derivatives	$418	$(667)	$704	$(1,138)
Foreign exchange contracts:
Designated in fair value hedges	$—	$—	$—	$(1)
Designed in cash flow hedges	2	(19)	9	(20)
Derivative investments	1,674	(614)	1,291	(1,182)
Total foreign exchange derivatives	$1,676	$(633)	$1,300	$(1,203)
Other contracts:
Designated in fair value hedges	$—	$—	$—	$—
Designed in cash flow hedges	17	—	9	—
Derivative investments	72	(11)	82	(10)
Total other contracts	$89	$(11)	$91	$(10)
Total derivative contracts	$2,183	$(1,311)	$2,095	$(2,351)
Assets and liabilities designated as hedged items as at December 31, 2022 are provided below:

As at December 31, 2022
		Carrying amounts		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount
Hedging risks	Hedged item	Assets	Liabilities	Assets	Liabilities
Interest rate risk	Fixed rate assets(1)	$—	$—	$—	$—
Foreign exchange risk	Fixed rate assets(1)	$37	$—	$—	$—

(1)    Fixed rate assets includes debt securities, mortgages and loans (if applicable).

Schedule of hedge ineffectiveness
Effectiveness of hedging relationships are provided below:

As at December 31, 2022
Hedging risks	Hedged item	Changes in value of the hedged item	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in net investment income (loss)
Interest rate risk	Fixed rate assets(1)	$—	$—	$—
Foreign exchange risk	Fixed rate assets(1)	$(2)	$3	$1

(1)    Fixed rate assets includes debt securities, mortgages and loans (if applicable).
The amounts relating to items designated as hedging instruments were as follows:

For the year ended December 31,		2023		2022
Hedging risks	Hedged Item	Accumulated other comprehensive income from active hedges	Accumulated other comprehensive income from discontinued hedges	Accumulated other comprehensive income from active hedges	Accumulated other comprehensive income from discontinued hedges
Foreign exchange risk(1)	Variable rate liabilities(2)	$9	$—	$(6)	$—
Equity risk	Share-based payment(3)	$(10)	$—	$(12)	$—

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities.
(3)    Hedged items includes other liabilities.

The amounts relating to the effectiveness of hedging relationships were as follows:

Hedging risks	Hedged Item	Gains (losses) on hedged items for ineffectiveness measurement	Gain (losses) on hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Unrealized gains (losses) included in Other comprehensive income as the effective portion of the hedging instrument	Losses (gains) reclassified to Net interest income
For the year ended December 31, 2023
Foreign exchange risk(1)	Variable rate liabilities(2)	$18	$(18)	$—	$(17)	$37
Equity risk	Share-based payment(3)	$(6)	$17	$11	$7	$(3)
For the year ended December 31, 2022
Foreign exchange risk(1)	Variable rate liabilities(2)	$10	$(10)	$—	$44	$(51)
Equity risk	Share-based payment(3)	$(6)	$7	$1	$(8)	$(2)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities, that are floating rate obligations.
(3)    Hedged items includes other liabilities, representing share-based payment awards.

Reconciliation of components of equity
The following table provides a reconciliation by risk category of the accumulated other comprehensive income and analysis of OCI items resulting from hedge accounting:

For the years ended December 31,	2023			2022
	Unrealized gains (losses) on cash flow hedges	Unrealized foreign currency translation gains (losses), net of hedging activities		Unrealized gains (losses) on cash flow hedges	Unrealized foreign currency translation gains (losses), net of hedging activities
Cash flow hedges
Balance, January 1	$(18)	$1,689	(1)	$(7)	$953
Effective portion of changes in fair value:
Foreign currency risk	(17)	(285)		44	670
Equity price risk	7	—		(8)	—
Net amount reclassified to income (loss):
Foreign currency risk	37	(49)		(51)	—
Equity price risk	(3)	—		(2)	—
Related tax	(7)	(5)		6	7
Balance, December 31	$(1)	$1,350		$(18)	$1,630

(1)    Restated, see Note 2.

26. Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

For the years ended December 31,	2023							2022
								(restated, see Note 2)
	Balance, beginning of year (restated, see Note 2)	Transition adjustment	Balance, beginning of year (adjusted)	Other comprehensive income (loss)	Other	Balance, end of year		Balance, beginning of year	Transition adjustment	Balance, beginning of year (adjusted)	Other comprehensive income (loss)	Balance, end of year
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,630	$59	$1,689	$(339)	$—		$1,350	$953	$—	$953	$677	$1,630
Unrealized gains (losses) on FVOCI assets	(1,333)	494	(839)	485	—		(354)	266	(116)	150	(1,483)	(1,333)
Unrealized gains (losses) on cash flow hedges	(18)	—	(18)	17	—		(1)	(7)	—	(7)	(11)	(18)
Share of other comprehensive income (loss) in joint ventures and associates	(107)	—	(107)	(44)	—		(151)	(47)	—	(47)	(60)	(107)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(149)	—	(149)	(105)	37	(1)	(217)	(320)	—	(320)	171	(149)
Share of other comprehensive income (loss) in joint ventures and associates	(5)	—	(5)	7	—		2	(2)	—	(2)	(3)	(5)
Revaluation surplus on transfers to investment properties	143	—	143	—	—		143	145	—	145	(2)	143
Total	$161	$553	$714	$21	$37		$772	$988	$(116)	$872	$(711)	$161
Total attributable to:
Participating account	$(3)	$—	$(3)	$9	$—		$6	$2	$—	$2	$(5)	$(3)
Non-controlling interests	4	—	4	(3)	—		1	—	—	—	4	4
Shareholders	160	553	713	15	37		765	986	(116)	870	(710)	160
Total	$161	$553	$714	$21	$37		$772	$988	$(116)	$872	$(711)	$161

(1)    During 2023, the Company transferred cumulative remeasurement losses of $37 from Accumulated other comprehensive income (loss) to Retained earnings due to the sale of Sun Life UK.